Commitments and Contingencies - Schedule of Future Minimum Payments (Details) (10 K) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 62	$ 85
2020	7	7
Total	$ 69	$ 92